Schedule of Investments (unaudited)	iShares® MSCI Singapore ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 7.2%
CapitaLand Ascendas REIT	10,324,194	$20,605,436
Mapletree Logistics Trust	12,010,313	14,732,248
		35,337,684
Aerospace & Defense — 3.1%
Singapore Technologies Engineering Ltd.	5,587,400	15,121,646

Passenger Airlines — 4.2%
Singapore Airlines Ltd.	4,332,567	20,528,691

Banks — 37.3%
DBS Group Holdings Ltd.	3,528,000	78,992,170
Oversea-Chinese Banking Corp. Ltd.	6,236,250	56,532,010
United Overseas Bank Ltd.	2,236,900	46,216,286
		181,740,466
Capital Markets — 3.7%
Singapore Exchange Ltd.	2,647,200	18,153,236

Diversified Telecommunication Services — 4.5%
Singapore Telecommunications Ltd.	11,831,868	21,764,600

Electronic Equipment, Instruments & Components — 2.4%
Venture Corp. Ltd.(a)	1,032,700	11,585,816

Entertainment — 7.0%
Sea Ltd., ADR(a)(b)	591,622	33,965,019

Food Products — 3.6%
Wilmar International Ltd.	6,142,600	17,764,951

Hotels, Restaurants & Leisure — 3.2%
Genting Singapore Ltd.	21,128,342	15,774,105

Industrial Conglomerates — 6.0%
Jardine Cycle & Carriage Ltd.	395,600	9,455,987
Keppel Corp. Ltd.	4,225,200	19,702,789
		29,158,776
Retail REITs — 4.9%
CapitaLand Integrated Commercial Trust	8,401,294	12,426,211
Security	Shares	Value

Retail REITs (continued)
Mapletree Pan Asia Commercial Trust	9,434,100	$11,511,381
		23,937,592
Machinery — 2.6%
Seatrium Ltd.(b)	140,371,215	12,754,235

Real Estate Management & Development — 6.1%
Capitaland Investment Ltd/Singapore	3,922,200	9,599,047
City Developments Ltd.	2,013,600	10,047,519
UOL Group Ltd.	2,126,400	9,987,070
		29,633,636
Ground Transportation — 3.6%
Grab Holdings Ltd., Class A(b)	5,855,891	17,450,555

Total Long-Term Investments — 99.4%
(Cost: $519,322,888)		484,671,008

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(c)(d)(e)	17,092,240	17,095,658
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	310,000	310,000

Total Short-Term Securities — 3.5%
(Cost: $17,406,914)		17,405,658

Total Investments — 102.9%
(Cost: $536,729,802)		502,076,666

Liabilities in Excess of Other Assets — (2.9)%		(14,383,322)

Net Assets — 100.0%		$487,693,344

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,770,952	$—		$(35,668,023	)(a)	$12,538	$(19,809)	$17,095,658	17,092,240	$85,596	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	130,000	(a)	—		—	—	310,000	310,000	9,768		—
						$12,538	$(19,809)	$17,405,658		$95,364		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Singapore ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Singapore Index	101	06/28/23	$2,123	$(46,850)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$214,235	$2,067	(c)	$213,955	0.0	%(d)
	Monthly	HSBC Bank PLC(e)	02/10/28	348,682	(3,881	)(f)	345,030	0.1
					$(1,814)		$558,985

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $2,347 of net dividends and financing fees.

(d)	Rounds to less than 0.1%.

(f)	Amount includes $(229) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)
Range:	0 basis points	55 basis points
Benchmarks:	SGD - Overnight Rate Average (SORA)	SGD - Overnight Rate Average (SORA)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Singapore ETF
May 31, 2023

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Capital Markets
Singapore Exchange Ltd.	31,200	$213,955	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$213,955

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Capital Markets
Singapore Exchange Ltd.	50,200	$345,030	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$345,030

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$51,415,574	$433,255,434	$—	$484,671,008
Short-Term Securities
Money Market Funds	17,405,658	—	—	17,405,658
	$68,821,232	$433,255,434	$—	$502,076,666
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,067	$—	$2,067
Liabilities
Equity Contracts	—	(50,731)	—	(50,731)
	$—	$(48,664)	$—	(48,664)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

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